Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Standardized Measure of Discounted Future Net Cash Flow Projections Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investee [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	$ 2,290	$ 1,294	$ 583
Transfers by loss of control		1,428
Sales and transfers of oil and gas, net of production cost	(792)	(369)	(261)
Development cost incurred	150	252	294
Net change due to purchases and sales of minerals in place		(1,770)
Revisions of previous quantity estimates	8	50	51
Net change in prices, transfer prices and in production costs	(505)	1,740	494
Changes in estimated future development costs	(97)	(93)	(25)
Accretion of discount	244	129	58
Net change in income taxes	363	(489)	(92)
Other - unspecified	(249)	119	190
Ending balance	1,412	2,290	1,294
Consolidated Entities [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	111,305	65,442	35,351
Transfers by loss of control		(1,428)
Sales and transfers of oil and gas, net of production cost	(34,587)	(32,350)	(24,018)
Development cost incurred	6,825	9,946	11,806
Net change due to purchases and sales of minerals in place	(1,387)	(4,773)
Net change due to extensions, discoveries and improved recovery related costs	385	11,407	4,256
Revisions of previous quantity estimates	18,273	10,688	8,744
Net change in prices, transfer prices and in production costs	(34,259)	73,089	51,064
Changes in estimated future development costs	(5,265)	1,664	(16,053)
Accretion of discount	11,137	6,537	3,532
Net change in income taxes	15,755	(28,914)	(9,257)
Other - unspecified	7	(4)	16
Ending balance	88,190	111,305	65,442
Consolidated Entities [member] | Brazil member
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	111,121	63,687	34,424
Sales and transfers of oil and gas, net of production cost	(34,522)	(31,429)	(23,394)
Development cost incurred	6,819	9,685	11,553
Net change due to purchases and sales of minerals in place	(1,387)	(4,773)
Net change due to extensions, discoveries and improved recovery related costs	385	11,284	4,187
Revisions of previous quantity estimates	18,317	10,688	8,264
Net change in prices, transfer prices and in production costs	(34,114)	72,662	50,326
Changes in estimated future development costs	(5,324)	1,857	(15,878)
Accretion of discount	11,112	6,369	3,442
Net change in income taxes	15,714	(28,910)	(9,237)
Ending balance	88,121	111,121	63,687
Oil and gas producing properties abroad [member] | Consolidated Entities [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	185	1,755	927
Transfers by loss of control		(1,428)
Sales and transfers of oil and gas, net of production cost	(65)	(921)	(624)
Development cost incurred	6	261	253
Net change due to extensions, discoveries and improved recovery related costs		123	69
Revisions of previous quantity estimates	(44)		480
Net change in prices, transfer prices and in production costs	(145)	427	738
Changes in estimated future development costs	60	(194)	(175)
Accretion of discount	25	169	90
Net change in income taxes	41	(4)	(20)
Other - unspecified	7	(4)	16
Ending balance	69	185	1,755
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | South America [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	185	126	98
Sales and transfers of oil and gas, net of production cost	(65)	(76)	(60)
Development cost incurred	6	32	23
Net change due to extensions, discoveries and improved recovery related costs		123	69
Revisions of previous quantity estimates	(44)		37
Net change in prices, transfer prices and in production costs	(145)	44	3
Changes in estimated future development costs	60	(76)	(31)
Accretion of discount	25	19	14
Net change in income taxes	41	(4)	(18)
Other - unspecified	7	(4)	(9)
Ending balance	$ 69	185	126
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | North America [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance		1,628	830
Transfers by loss of control		(1,428)
Sales and transfers of oil and gas, net of production cost		(844)	(564)
Development cost incurred		229	230
Revisions of previous quantity estimates			443
Net change in prices, transfer prices and in production costs		383	735
Changes in estimated future development costs		(118)	(144)
Accretion of discount		$ 150	76
Net change in income taxes			(2)
Other - unspecified			25
Ending balance			$ 1,628